Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	84 Months Ended	87 Months Ended	91 Months Ended	120 Months Ended
	Oct. 31, 2024	Oct. 31, 2024	Oct. 31, 2024	Oct. 31, 2024	Oct. 31, 2024	Oct. 31, 2024
C000144189 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	12.78%	0.81%				2.77%
C000189713 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	12.88%	0.93%			2.13%
C000189714 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	13.01%	1.01%			2.21%
C000144191 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	7.46%	(0.36%)				2.04%
C000144192 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	11.72%	(0.19%)				1.75%
C000144193 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	12.12%	0.30%				2.25%
C000144190 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	13.01%	1.01%				2.97%
C000144194 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	12.93%	1.06%				3.02%
C000194401 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	13.82%	1.78%	2.75%
C000109545 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	9.83%	(0.64%)				1.42%
C000189710 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	9.87%	(0.55%)			1.11%
C000189711 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	10.07%	(0.44%)			1.23%
C000109547 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	4.64%	(1.81%)				0.70%
C000109548 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	8.76%	(1.64%)				0.41%
C000109549 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	9.30%	(1.14%)				0.92%
C000109546 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	10.09%	(0.45%)				1.61%
C000131612 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	10.13%	(0.39%)				1.66%
C000194400 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	10.83%	0.17%		1.68%
Without Sales Load [Member] | C000144191 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	12.52%	0.57%				2.51%
Without Sales Load [Member] | C000109547 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	9.57%	(0.90%)				1.16%
JP Morgan EMBI Global Diversified [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	18.16%	0.47%				2.92%
JP Morgan GBI-EM Global Diversified [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	8.76%	(0.92%)				(0.06%)
JP Morgan EMBI Global Diversified (Inception Date 4/10/2017) [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	18.16%	0.47%			2.15%
JP Morgan GBI-EM Global Diversified (Inception Date 4/10/2017) [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	8.76%	(0.92%)			1.03%
JP Morgan EMBI Global Diversified (Inception Date 11/14/2017) [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	18.16%	0.47%	1.75%
JP Morgan GBI-EM Global Diversified (Inception Date 11/14/2017) [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	8.76%	(0.92%)	0.54%
Bloomberg Global Aggregate Bond (USD, Hedged) [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	9.92%	0.33%				2.12%
Bloomberg Global Aggregate Bond (USD, Hedged) (Inception Date 4/10/2017) [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	9.92%	0.33%			1.85%
Bloomberg Global Aggregate Bond (USD, Hedged) (Inception Date 7/28/2017) [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	9.92%	0.33%		1.79%
50% JP Morgan EMBI Global Diversified/50% JP Morgan GBI-EM Global Diversified [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	13.40%	(0.20%)				1.48%
50% JP Morgan EMBI Global Diversified/50% JP Morgan GBI-EM Global Diversified (Inception Date 4/10/2017) [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	13.40%	(0.20%)			1.64%
50% JP Morgan EMBI Global Diversified/50% JP Morgan GBI-EM Global Diversified (Inception Date 11/14/2017) [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	13.40%	(0.20%)	1.19%